Consolidated balance sheets - EUR (€) € in Millions	Dec. 31, 2022		Dec. 31, 2021
Consolidated balance sheets [Abstract]
Property, plant and equipment	€ 2,638		€ 2,699
Goodwill	10,238		10,637
Intangible assets excluding goodwill	3,526		3,650
Non-current receivables	279		224
Investments in associates	537		426
Other non-current financial assets	660		630
Non-current derivative financial assets	4		2
Deferred tax assets	2,449		2,216
Other non-current assets	98		129
Total non-current assets	20,429		20,613
Inventories	4,049		3,450
Other current financial assets	11		2
Other current assets	490		493
Current derivative financial assets	123		61
Income tax receivable	222		180
Current receivables	4,115		3,787
Assets classified as held for sale	77		71
Cash and cash equivalents	1,172		2,303
Total current assets	10,259		10,347
Total assets	30,688		30,961
Shareholders' equity	13,249		14,438
Equity - Common shares	178		177
Equity - Capital in excess of par value	5,025		4,646
Equity - Reserves	1,488		748
Equity - Other	6,558		8,868
Non-controlling interests	34		36
Group equity	13,283		14,475
Long-term debt	7,270		6,473
Non-current derivative financial liabilities	4		119
Long-term provisions	1,097		1,315
Deferred tax liabilities	91		83
Non-current contract liabilities	515		446
Non-current tax liabilities	435		544
Other non-current liabilities	60		56
Total non-current liabilities	9,471		9,037
Short-term debt	931		506
Current derivative financial liabilities	207		83
Income tax payable	40		128
Accounts payable	1,968	[1],[2]	1,872
Accrued liabilities	1,626		1,784
Current contract liabilities	1,696		1,491
Short-term provisions	1,018		998
Liabilities directly associated with assets held for sale	0		1
Other current liabilities	448		587
Total current liabilities	7,934		7,450
Total liabilities and group equity	€ 30,688		€ 30,961

[1]	Amounts in this table are undiscounted
[2]	This table excludes post-employment benefit plan contribution commitments and income tax liabilities in respect of tax risks because it is not possible to make a reasonably reliable estimate of the actual period of cash settlement.